Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade creditors	$ 3,306	$ 3,443
Accounts payable to shareholders	540	1,716
Accounts payable to board members	3,589	1,387
Accounts payable to other related parties	741	673
Accounts payable to underwriters, promoters, and employees	1,478	901
Other accounts payable	4,297	1,953
Total accounts payable	$ 13,951	$ 10,073